UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2020

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2020

Advised by NorthCoast Asset Management, LLC

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the CAN SLIM® Select Growth Fund (the “Fund”) will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.northcoastam.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (800) 558-9105.

WWW.NORTHCOASTAM.COM
(800) 558-9105

TABLE OF CONTENTS

A Message to Our Shareholders	1
Sector Allocation	5
Performance Information	6
Schedule of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	25
Expense Example	26
Trustees and Executive Officers	28
Federal Tax Information	34
Additional Information	35
Privacy Notice	37

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,
CANGX
NorthCoast Asset Management, Adviser
Annual Report, March 31, 2020

During the month of March 2020, the COVID-19 pandemic and its immense economic impacts have brought about some of the most volatile market trading in history. The S&P® 500 declined almost 34% at the close of March 23 from its high on February 19. What’s most notable about this drop is the unprecedented speed at which it occurred: just 23 trading days. The average daily move during this 23-day period was 4.2%, with an average of 4.9% during the entire month of March. There is little, if not zero, modern historical context for this event. However, data from previous market declines such as what occurred in 2000-2001, 2008 and even from the last pandemic in 1918 has provided insight to our management team.

In what was an incredibly tragic quarter in global history, it’s impossible to quantify the cost of this pandemic. We have, however, been working each day to measure the changing market conditions and risks to manage through this historic time. Central to how we manage these portfolios is discerning whether a downturn is a correction or the start of a bear market, and ensuring decisions are made using data from diverse and complementary factors. This strategy would turn out to be critical in managing the economic events to come from the COVID-19 pandemic.

Just before the markets went into free-fall in March, broken long-term technical indicators were offset by improving valuation indicators. We had our eye on the ongoing news flow, anticipating a surge in cases would cause further deterioration of the markets.

As the market turmoil began in late February and early March, we saw that fear-generated selling was accelerating and causing liquidity issues particularly in the fixed income asset class. The Federal Reserve (the “Fed”) providing liquidity to the markets helped to alleviate liquidity concerns and, more importantly, restored the confidence of market participants.

On March 16, as the true extent of the COVID-19 pandemic raged on, technical indicators were still negative but valuations improved. Our biggest takeaway during this time period was the futility of selling and rotating into new stocks given +/- 25% intra-day moves and the mismatch problems that would cause. We remained 18% in cash and bonds in the Fund, and looked forward to the upcoming Federal Government’s stimulus measures.

CAN SLIM® SELECT GROWTH FUND

Despite the stimulus announcements, we started settling in for what we recognized could be a long haul. NorthCoast uses 30+ years of industry experience through several significant market downturns, along with sophisticated data research, to manage through these unprecedented market conditions. We recognized the three facets of this crisis as the medical tragedy, the economic effects and liquidity issues – the path of the former being unknown and the two latter being buoyed by Fed action early and often. Our models continued to be optimistic, despite extreme levels of fear and valuation. Our recommendations remained to hit pause on any aggressive actions pending some sense of market stability.

By March 30, conditions became a bit clearer: most importantly, the medical crisis would get worse from here, but the Fed and the Treasury were acting quickly to provide economic assistance and market stability. The speed at which milestones have occurred during this downturn mark this as a singularly unique circumstance, and in the span of a week the market panic of seven days prior became a memory. We recognized, however, that volatility would continue until new COVID-19 cases declined, despite capital market improvements brought on by government action. Though we could not rule out further market declines, we have seen some evidence of the beginning of a market bottoming out process.

For the year ended March 31, 2020, the Fund had a return of -13.79% compared to the S&P 500® return of -6.98%.  During the 2019 fiscal year, the top contributors to the fund’s performance were Enphase Energy (ENPH), Meta Financial (CASH), Vertex Pharmaceuticals (VRTX), Diodes Inc. (DIOD), and Motorola Solutions (MSI). Combined, these positions contributed +1.96% to the overall fund performance. The largest detractors during this time period were US Foods Holding Corp. (USFD), Yelp Inc. (YELP), MGIC Investment Corp. (MTG), Synchrony Financial (SYF), and Ally Financial (ALLY). These positions detracted a combined -2.97% from performance.

As I’m writing this in early April, the S&P 500® just closed out its best week since 1974, after the Fed stunned markets into action with an additional $2.3 trillion of aid to small and mid-sized businesses and sweeping measures to support the U.S. municipal bond market. There is general optimism that the government will provide as much capital as is necessary to shore up both Main Street and Wall Street, with a lifeline for any sector in existential crisis. We continue to believe that while there are opportunities in this current market, aggressive moves should be tabled until volatility has declined.

CAN SLIM® SELECT GROWTH FUND

This has been a quarter in which going it alone has been truly grinding. Never in my lifetime has it been so easy for investors to make terrible decisions as daily emotional shifts take hold. The stories coming in about margin calls, MLPs, and panic selling are so unsettling due to their lifetime impact.

We continue to use volatility to exit certain positions and refresh some allocations in both our domestic and international equity strategies. The U.S. equities rally at the end of the month was encouraging and we are comfortable that with our 77% exposure as of March 31 we are positioned well for whatever is to come. Upcoming earnings and economics reports will continue to cause market volatility. These figures may cause more sector-specific moves, or may drive market-wide action. We are adapting to this situation as quickly as it is evolving.

The CAN SLIM® Select Growth Fund seeks long-term capital appreciation and invests primarily in common stocks of all sizes exhibiting accelerated earnings growth, market leadership and other growth characteristics. While the Fund seeks top stocks based on the CAN SLIM® criteria, it also utilizes a “cash-scaling” approach that seeks to protect assets during downturns in the market. The Fund seeks to participate in market growth with less volatility and risk over a full market cycle. While only a portion of a full market cycle, the Fund delivered on these objectives over the recent year.

Moving into Q2 -

This unprecedented pandemic continues to cause unconventional market action. Not merely an isolated cause/effect, the health emergency has caused an economic slowdown and liquidity crisis that ripples across global markets. Johnson & Johnson and several other pharma companies are fast-tracking vaccines and treatments that have the potential to alleviate pressures on our healthcare system. The passage of the $2.2 trillion stimulus bill for small businesses and individuals has improved the economic outlook. Additional spending bills may follow. Market indicators are generally lagging, but the Fed is attempting to bolster the economy as quickly as possible with new, more frequent measurements and actions. This will help us incorporate data more quickly into our models moving forward. Regarding liquidity, the Fed has pledged essentially unlimited buying of assets normally on its balance sheet as well as expanded purchases of other asset classes. These moves and the relative easing of the selling have significantly improved liquidity issues.

CAN SLIM® SELECT GROWTH FUND

The fight against COVID-19 continues and we hope that you and your families are safe and healthy.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Earnings growth is not representative of the Fund’s future performance.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

MLP – Master Limited Partnership

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT MARCH 31, 2020 (UNAUDITED)

1 Short-term investments, exchange-traded funds, and other assets in excess of liabilities.

CAN SLIM® SELECT GROWTH FUND

VALUE OF $10,000 VS S&P 500® INDEX (UNAUDITED)

Average annual returns for the periods ended March 31, 2020

	1 Year	3 Year	5 Year	10 Year
CAN SLIM® Select
Growth Fund	-13.79%	-1.16%	0.56%	5.92%
S&P 500® Index	-6.98%	5.10%	6.73%	10.53%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2020

Shares		Value
COMMON STOCKS: 76.8%

Aerospace & Defense: 2.0%
970	Lockheed Martin Corp.	$328,782
2,698	United Technologies Corp.	254,502
		583,284
Auto Manufacturers: 1.3%
2,829	Cummins, Inc.	382,820

Banks: 3.1%
16,235	Bank of America Corp.	344,669
6,777	Citigroup, Inc.	285,447
2,963	JPMorgan Chase & Co.	266,759
		896,875
Beverages: 1.0%
8,041	Coca-Cola European Partners PLC	301,779

Biotechnology: 3.2%
5,949	Incyte Corp.[1]	435,645
2,013	Vertex Pharmaceuticals, Inc.[1]	478,994
		914,639
Chemicals: 2.0%
3,331	PPG Industries, Inc.	278,472
675	The Sherwin-Williams Co.	310,176
		588,648
Computers: 4.1%
3,251	Apple, Inc.	826,697
7,965	Cognizant Technology
	Solutions Corp. - Class A	370,133
		1,196,830
Cosmetics & Personal Care: 1.5%
6,690	Colgate-Palmolive Co.	443,949

Distribution & Wholesale: 1.0%
10,570	HD Supply Holdings, Inc.[1]	300,505

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2020 (CONTINUED)

Shares		Value
COMMON STOCKS: 76.8% (Continued)

Diversified Financial Services: 3.9%
5,554	LPL Financial Holdings, Inc.	$302,304
2,389	Mastercard, Inc. – Class A	577,087
6,257	Stifel Financial Corp.	258,289
		1,137,680
Electronics: 1.7%
9,910	Jabil, Inc.	243,588
4,022	TE Connectivity Ltd.	253,305
		496,893
Energy-Alternate Sources: 1.2%
10,844	Enphase Energy, Inc.[1]	350,153

Food: 1.3%
2,797	Hershey Co.	370,603

Healthcare-Products: 6.4%
5,204	Baxter International, Inc.	422,513
1,883	Edwards Lifesciences Corp.[1]	355,171
1,707	IDEXX Laboratories, Inc.[1]	413,504
3,562	Medtronic PLC	321,221
2,386	ResMed, Inc.	351,434
		1,863,843
Healthcare-Services: 4.6%
1,387	Anthem, Inc.	314,904
1,128	Humana, Inc.	354,215
2,579	Laboratory Corp. of America Holdings[1]	325,960
1,363	UnitedHealth Group, Inc.	339,905
		1,334,984
Insurance: 1.7%
5,196	The Allstate Corp.	476,629

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2020 (CONTINUED)

Shares		Value
COMMON STOCKS: 76.8% (Continued)

Internet: 2.3%
183	Amazon.com, Inc.[1]	$356,799
236	Booking Holdings, Inc.[1]	317,495
		674,294
Lodging: 0.9%
3,688	Hilton Worldwide Holdings, Inc.	251,669

Media: 1.0%
8,764	Comcast Corp. - Class A	301,306

Mining: 1.2%
11,412	Kirkland Lake Gold Ltd.	337,795

Miscellaneous Manufacturing: 0.9%
3,056	Trane Technologies PLC	252,395

Pharmaceuticals: 9.9%
1,905	Cigna Corp.	337,528
5,849	CVS Health Corp.	347,021
3,517	Jazz Pharmaceuticals PLC[1]	350,786
5,384	Johnson & Johnson	706,004
4,568	Merck & Co., Inc.	351,462
3,904	Neurocrine Biosciences, Inc.[1]	337,891
3,653	Zoetis, Inc.	429,921
		2,860,613
Retail: 3.6%
1,463	Costco Wholesale Corp.	417,145
3,479	Target Corp.	323,443
4,267	Yum! Brands, Inc.	292,417
		1,033,005
Semiconductors: 3.1%
8,674	Intel Corp.	469,437
6,436	QUALCOMM, Inc.	435,395
		904,832

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2020 (CONTINUED)

Shares		Value
COMMON STOCKS: 76.8% (Continued)

Software: 9.4%
1,712	Intuit, Inc.	$393,760
5,991	Microsoft Corp.	944,840
8,411	Oracle Corp.	406,504
18,924	Radware Ltd.[1]	398,729
6,940	SPS Commerce, Inc.[1]	322,779
6,246	SS&C Technologies Holdings, Inc.	273,700
		2,740,312
Telecommunications: 3.2%
14,877	Cisco Systems, Inc.	584,815
4,230	T-Mobile US, Inc.[1]	354,897
		939,712
Transportation: 1.3%
6,337	CSX Corp.	363,110
TOTAL COMMON STOCKS
(Cost $24,671,199)		22,299,157

INVESTMENT COMPANIES: 13.4%
20,594	iShares 1-3 Year Treasury Bond ETF	1,784,882
42,356	JPMorgan Ultra-Short Income ETF	2,103,823
TOTAL INVESTMENT COMPANIES
(Cost $3,879,508)		3,888,705

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2020 (CONTINUED)

Shares	Value
SHORT-TERM INVESTMENTS: 7.6%

Money Market Funds: 7.6%
2,211,124	First American Government
Obligations Fund – Class X, 0.430%[2]	$2,211,124
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,211,124)	2,211,124
TOTAL INVESTMENTS IN SECURITIES: 97.8%
(Cost $30,761,831)	28,398,986
Other Assets in Excess of Liabilities: 2.2%	642,225
TOTAL NET ASSETS: 100.0%	$29,041,211

ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of March 31, 2020.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2020

ASSETS
Investments in securities, at value
(Cost $30,761,831)	$28,398,986
Cash	1,620
Receivables:
Investment securities sold	700,815
Dividends and interest	25,874
Fund shares sold	200
Prepaid expenses	11,665
Total assets	29,139,160

LIABILITIES
Payables:
Fund shares redeemed	28,950
Audit fees	22,100
Administration fees	9,811
Transfer agent fees	9,795
Fund accounting fees	6,718
Investment advisory fees, net	6,413
Trustee fees	3,367
Chief Compliance Officer fees	2,167
Custody fees	1,355
Other accrued expenses	7,273
Total liabilities	97,949
NET ASSETS	$29,041,211

COMPONENTS OF NET ASSETS
Paid-in capital	$32,915,337
Total distributable (accumulated) earnings (losses)	(3,874,126)
Net assets	$29,041,211

COMPUTATION OF NET ASSET VALUE
Net assets	$29,041,211
Shares issued and outstanding (unlimited
number of shares authorized without par value)	2,646,979
Net asset value, offering and redemption price per share	$10.97

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2020

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $4,357)	$647,068
Interest	71,232
Other income	421
Total investment income	718,721

EXPENSES
Investment advisory fees	433,205
Distribution fees	108,301
Transfer agent fees	59,405
Administration fees	58,166
Fund accounting fees	40,026
Miscellaneous expense	23,519
Registration fees	22,963
Audit fees	22,100
Trustee fees	14,935
Reports to shareholders	12,925
Chief Compliance Officer fees	11,500
Legal fees	8,684
Custody fees	7,442
Insurance expense	2,456
Total expenses	825,627
Less: fees waived	(223,473)
Net expenses	602,154
Net investment income (loss)	116,567

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments and
foreign currency transactions	262,167
Change in net unrealized
appreciation/depreciation on investments	(4,455,262)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	(4,193,095)
Net increase (decrease) in net assets
resulting from operations	$(4,076,528)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2020	March 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$116,567	$64,461
Net realized gain (loss) on investments
and foreign currency transactions	262,167	560,416
Change in net unrealized appreciation/
depreciation on investments	(4,455,262)	(2,669,231)
Net increase (decrease) in net
assets resulting from operations	(4,076,528)	(2,044,354)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(1,954,386)	(1,894,454)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change
in outstanding shares[1]	(12,934,380)	(8,374,327)
Total increase (decrease)
in net assets	(18,965,294)	(12,313,135)

NET ASSETS
Beginning of year	48,006,505	60,319,640
End of year	$29,041,211	$48,006,505

[1]	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2020		March 31, 2019
	Shares	Value	Shares	Value
Shares sold	271,135	$3,625,817	531,490	$7,460,205
Shares issued in
reinvestment
of distributions	135,396	1,822,425	140,164	1,785,696
Shares redeemed[2]	(1,362,813)	(18,382,622)	(1,319,388)	(17,620,228)
Net increase
(decrease)	(956,282)	$(12,934,380)	(647,734)	$(8,374,327)

[2]	Net of redemption fees of $748 and $2,501, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2020	2019	2018	2017	2016
Net asset value,
beginning of year	$13.32	$14.19	$14.81	$13.48	$14.19

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04	0.02	0.02	(0.01)	0.09
Net realized and unrealized
gain (loss) on investments	(1.76)	(0.43)	2.14	1.43	(0.61)
Total from
investment operations	(1.72)	(0.41)	2.16	1.42	(0.52)

LESS DISTRIBUTIONS:
Net investment income	(0.05)	—	(0.03)	(0.01)	(0.02)
Realized gains	(0.58)	(0.46)	(2.75)	(0.08)	(0.17)
Total distributions	(0.63)	(0.46)	(2.78)	(0.09)	(0.19)
Paid in capital from
redemption fees (Note 2)[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$10.97	$13.32	$14.19	$14.81	$13.48
Total return	(13.79)%	(2.74)%	15.16%	10.55%	(3.66)%

SUPPLEMENTAL DATA:
Net assets, end of
year (millions)	$29.0	$48.0	$60.3	$71.8	$79.6
Portfolio turnover rate	133%	183%	218%	242%	277%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	1.91%	1.76%	1.66%	1.65%	1.61%
After fees waived
and expenses absorbed	1.39%	1.39%	1.39%	1.39%	1.39%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
and expenses absorbed	(0.25)%	(0.26)%	(0.15)%	(0.33)%	0.40%
After fees waived
and expenses absorbed	0.27%	0.11%	0.12%	(0.07)%	0.62%

[1]	Net investment income per share calculated using the average shares outstanding.
[2]	Does not round to $0.01 or ($0.01) per share, as applicable.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$22,299,157	$—	$—	$22,299,157
Investment
Companies	3,888,705	—	—	3,888,705
Short-Term
Investments	2,211,124	—	—	2,211,124
Total Investments
in Securities	$28,398,986	$—	$—	$28,398,986

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of March 31, 2020, the Fund had post-October losses of $1,456,155. As of March 31, 2020, there were no capital loss carryovers for the Fund.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

As of fiscal year end March 31, 2020, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains for the Fund normally are declared and paid on an annual basis.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time NorthCoast Asset Management, LLC (the “Adviser”) determines that the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

I.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2020, no adjustments were made.

J.
Recently Issued Accounting Pronouncement.  In August 2018, the FASB released an accounting standards update (ASU) 2018-13, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in this

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

ASU are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of the ASU. Management has chosen to early adopt some of the eliminated or modified disclosures for the fiscal year ended March 31, 2020.

K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund's financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the year ended March 31, 2020 is disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the Fund’s total expenses to 1.39% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed by the Adviser during the year ended March 31, 2020 is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

following three years after payment. At March 31, 2020, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be recouped is shown in the following table:

Expiration	Amount
March 31, 2021	$179,600
March 31, 2022	209,456
March 31, 2023	223,473
Total	$612,529

Any recapture of a fee waived or expense reimbursed should occur prior to the end of the third year after the reimbursement was paid, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any amount due from the Adviser is paid monthly to the Fund, if applicable.

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board’s review and approval.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s Administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended March 31, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor” or “Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund and is an affiliate of Fund Services.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar, the Fund’s distributor, from Fund Services. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Fund during the year ended March 31, 2020 are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2020, the cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term investments, were $52,556,937 and $69,011,755, respectively.

There were no purchases or sales of U.S. Government securities for the year ended March 31, 2020.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended March 31, 2020 and March 31, 2019 were as follows:

	2020	2019
Distribution paid from:
Ordinary income	$1,474,925	$1,493,344
Capital gains	479,461	401,110
Total	$1,954,386	$1,894,454

As of March 31, 2020, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$30,842,039
Gross tax unrealized appreciation	946,433
Gross tax unrealized depreciation	(3,389,486)
Net unrealized appreciation (depreciation)	(2,443,053)
Undistributed ordinary income	25,082
Undistributed long-term capital gain	—
Total distributable earnings	25,082
Other accumulated gain (loss)	(1,456,155)
Total accumulated gain (loss)	$(3,874,126)

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2020 (CONTINUED)

At March 31, 2020, the difference between book and tax-basis of cost of investments and net unrealized depreciation was attributable primarily to the treatment of wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended March 31, 2020, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	54,000
Average daily loan outstanding	54,000
Credit facility outstanding as of March 31, 2020	—
Average interest rate	5.50%

Interest expense for the year ended March 31, 2020 is disclosed in the Statement of Operations, if applicable.

NOTE 7 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

CAN SLIM® SELECT GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the CAN SLIM® Select Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 1, 2020

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/19 – 3/31/20).

Actual Expenses

The “Actual” line of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares within 30 days after you purchase them. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example. The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2020 (UNAUDITED) (CONTINUED)

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	10/1/19	3/31/20	10/1/19-3/31/20[1]
Actual	$1,000.00	$ 833.90	$6.37

Hypothetical
(5% return
before expenses)	1,000.00	1,018.05	7.01

[1]
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust(1)

Kathleen T. Barr	Trustee	Indefinite	Former owner	1	Independent
(born 1955)		Term;	of a registered		Director,
c/o U.S. Bank Global		Since	investment adviser,		Muzinich
Fund Services		November	Productive Capital		BDC, Inc.
2020 E. Financial Way		2018.	Management, Inc.;		(August
Suite 100			formerly, Chief		2019 to
Glendora, CA 91741			Administrative		present);
			Officer, Senior		Independent
			Vice President		Trustee for
			and Senior		the William
			Managing		Blair Funds
			Director of		(2013 to
			Allegiant Asset		present)
			Management		(21 series);
			Company (merged		Independent
			with PNC		Trustee for
			Capital Advisors,		the
			LLC in 2009);		AmericaFirst
			formerly, Chief		Quantitative
			Administrative		Funds (2012
			Officer, Chief		to 2016).
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant Funds)
(registered investment
companies).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	Trustee, The
(born 1939)		Term;	Consultant;		Dana
c/o U.S. Bank Global		Since	formerly, Chief		Foundation.
Fund Services		May	Executive Officer,
2020 E. Financial Way		1991.	Rockefeller Trust
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice President),
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international
consumer products
conglomerate).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Eric W. Falkeis	Trustee	Indefinite	Chief	1	Independent
(born 1973)		Term;	Executive		Director,
c/o U.S. Bank Global		Since	Officer, Tidal		Muzinich
Fund Services		September	ETF Services		BDC, Inc.
2020 E. Financial Way		2011.	LLC (2018 to		(August
Suite 100	Chair-	Indefinite	present); formerly,		2019 to
Glendora, CA 91741	person	Term;	Chief Operating		present);
		Since	Officer, Direxion		Interested
		August	Funds (2013 to		Trustee and
		2019.	2018); formerly,		Chairperson,
			Senior Vice		Tidal ETF
			President and		Trust (2018
			Chief Financial		to present)
			Officer (and other		(8 series);
			positions), U.S.		Former
			Bancorp Fund		Interested
			Services, LLC.		Trustee,
Direxion
Funds
(22 series),
Direxion
Shares ETF
Trust
(112 series)
and Direxion
Insurance
Trust (2013
to 2018).

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Carl A. Froebel	Trustee	Indefinite	Formerly,	1	None.
(born 1938)		Term;	President and
c/o U.S. Bank Global		Since	Founder, National
Fund Services		May	Investor Data
2020 E. Financial Way		1991.	Services, Inc.
Suite 100			(investment
Glendora, CA 91741			related computer
software).

Steven J. Paggioli	Trustee	Indefinite	Consultant;	1	Independent
(born 1950)		Term;	formerly,		Director,
c/o U.S. Bank Global		Since	Executive		Muzinich
Fund Services		May	Vice President,		BDC, Inc.
2020 E. Financial Way		1991.	Investment		(August
Suite 100			Company		2019 to
Glendora, CA 91741			Administration,		present);
			LLC (mutual fund		Independent
			administrator).		Trustee,
AMG Funds
(49 series);
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Senior Vice	Not	Not
(born 1968)		Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		March	Global Fund
2020 E. Financial Way		2013.	Services, since
Suite 100	Secretary	Indefinite	July 2007.
Glendora, CA 91741		Term;
Since
February
2008.

Carl G. Gee, J.D.	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1990)	Secretary	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bank Global		Since	Bank Global
Fund Services		March	Fund Services
615 E. Michigan St.		2020.	since August
Milwaukee, WI 53202			2016; Summer
Associate, Husch
Blackwell LLP
(law firm)
(2015); Law
Clerk, Brady
Corporation
(global printing
systems, labels
and safety
products company)
(2014-2015).

Aaron J. Perkovich	Vice	Indefinite	Vice	Not	Not
(born 1973)	President	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		March	Global Fund
615 East Michigan St.		2017.	Services, since
Milwaukee, WI 53202	Treasurer	Indefinite	June 2006.
Term;
Since
August
2016.

CAN SLIM® SELECT GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)

		Term of		Number of
		Office(2)		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex(3)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Melissa Breitzman	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1983)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		August	Global Fund
615 East Michigan St.		2016.	Services, since
Milwaukee, WI 53202			June 2005.

Craig Benton	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1985)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		August	Global Fund
615 East Michigan St.		2016.	Services, since
Milwaukee, WI 53202			November 2007.

Cory Akers	Assistant	Indefinite	Assistant Vice	Not	Not
(born 1978)	Treasurer	Term;	President,	Applicable.	Applicable.
c/o U.S. Bank Global		Since	U.S. Bank
Fund Services		August	Global Fund
615 East Michigan St.		2017.	Services, since
Milwaukee, WI 53202			October 2006.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term;	President and	Applicable.	Applicable.
c/o U.S. Bank Global	ance	Since	Compliance
Fund Services	Officer	July 2011.	Officer,
615 East Michigan St.	Anti-	Indefinite	U.S. Bank
Milwaukee, WI 53202	Money	Term;	Global Fund
	Launder-	Since	Services, since
	ing	July	August 2004.
	Officer	2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).

(3)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

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FEDERAL TAX INFORMATION
(UNAUDITED)

For the year ended March 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the year ended March 31, 2020 was 34.62%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2020 was 30.81%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended March 31, 2020 was 89.43%.

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INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Beginning June 1, 2020, monthly portfolio disclosures will be filed quarterly with the SEC on Part F of Form N-PORT, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

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INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

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PRIVACY NOTICE
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser
NorthCoast Asset Management, LLC
One Greenwich Office Park
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant,
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019
_____________________________________________________________

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Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CAN SLIM Select Growth Fund

	FYE 3/31/2020	FYE 3/31/2019
Audit Fees	$19,400	$19,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2020	FYE 3/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2020	FYE 3/31/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    June 03, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    June 03, 2020

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    June 03, 2020

* Print the name and title of each signing officer under his or her signature.